Property, plant and equipment - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 0
Right of use assets	826,445	$ 886,909
IHS Brasil Cesso de Infraestruturas S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Indirect taxes benefit	400
Towers and tower equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	997,709	$ 1,125,062
Power equipment | SSA
Disclosure of detailed information about property, plant and equipment [line items]
Impairment on remeasurement to fair value less costs to sell on assets held for sale	$ (71,000)